SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Ordinary Share (Details) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 23, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity
Remeasurement for Class A ordinary shares subject to redemption amount		$ 16,999,995	$ 3,625,617
Interest adjustment to redemption value		1,676,767
Common Class A
Temporary Equity
Remeasurement for Class A ordinary shares subject to redemption amount		166
Class A ordinary shares subject to possible redemption
Temporary Equity
Class A ordinary shares subject to redemption		2,181,658	246,628,487	$ 243,002,870
Remeasurement for Class A ordinary shares subject to redemption amount	$ 166	16,999,995		$ 12,681,484
Interest adjustment to redemption value		1,676,767
Class A ordinary shares subject to redemption		246,628,487	$ 243,002,870
Class A ordinary shares subject to possible redemption | Public
Temporary Equity
Shares redeemed by public and sponsor		(246,123,596)
Class A ordinary shares subject to possible redemption | Sponsor
Temporary Equity
Shares redeemed by public and sponsor		$ (16,999,995)